UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                      Form 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment  [ ]; Amendment Number: ______
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       Old Mutual Capital, Inc.
Address:    4643 S. Ulster Street, 7th Floor
            Denver CO 80237

Form 13F File Number: 028-11581

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kathryn A. Burns
Title:      Chief Compliance Officer
Phone:      720.200.7718


Signature, Place, and Date of Signing:

/s/ Kathryn A. Burns	Denver, Colorado   November 1, 2011

The institutional investment manager filing this report also files this report with respect to its parent holding company Old Mutual (US) Holdings Inc. (Form 13F File No. 028-11931).

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name
--------------------    ----------------------------------------
028-05990               Acadian Asset Management LLC
028-04895               Analytic Investors, LLC
028-12481               Ashfield Capital Partners, LLC
028-01006               Barrow Hanley Mewhinney & Strauss, LLC
028-11628               Copper Rock Capital Partners LLC
028-11912               Dwight Asset Management Company LLC
028-04321               Heitman Real Estate Securities LLC
028-04041               Thompson Siegel & Walmsley LLC

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
Form 13F Information Table Entry Total:     27
Form 13F Information Table Value Total:     $469,433

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of All institutional investment managers with respect to which this report Is filed, other than the manager filing this report.

No.   Form 13F File Number    Name
1     028-11931               Old Mutual (US) Holdings, Inc.

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- x$1000    PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
  APPLE COMPUTER INC             COM              037833100    23626    61981 SH       DEFINED 01            61981        0        0
  ABBOTT LABORATORIES            COM              002824100    18589   363500 SH       DEFINED 01           363500        0        0
  ARCHER-DANIELS-MIDLAND CO      COM              039483102    21957   885000 SH       DEFINED 01           885000        0        0
  BLACKROCK INC                  COM              09247X101    13469    91000 SH       DEFINED 01            91000        0        0
  BERKSHIRE HATHAWAY - CL B      CL B             084670702     7484   105350 SH       DEFINED 01           105350        0        0
  CELGENE CORP                   COM              151020104    17461   282000 SH       DEFINED 01           282000        0        0
  CME GROUP INC                  CL A             12572Q105     7762    31500 SH       DEFINED 01            31500        0        0
  CISCO SYSTEMS INC              COM              17275R102    10053   649013 SH       DEFINED 01           649013        0        0
  CVS CORP                       COM              126650100    14192   422500 SH       DEFINED 01           422500        0        0
  GENERAL ELECTRIC               COM              369604103    29704  1951620 SH       DEFINED 01          1951620        0        0
  GOOGLE INCORPORATED            COM              38259P508    12448    24200 SH       DEFINED 01            24200        0        0
  HARTFORD FINL S                COM              416515104    13073   810000 SH       DEFINED 01           810000        0        0
  INVESCO LTD                    COM              G491BT108    21636  1395000 SH       DEFINED 01          1395000        0        0
  JPMORGAN CHASE & CO.           COM              46625H100    13172   437301 SH       DEFINED 01           437301        0        0
  METLIFE INC                    COM              59156R108    37896  1352930 SH       DEFINED 01          1352930        0        0
  MERCK & CO                     COM              58933Y105    17168   525000 SH       DEFINED 01           525000        0        0
  MICROSOFT CORP                 COM              594918104    24943  1002135 SH       DEFINED 01          1002135        0        0
  NRG ENERGY INC                 COM              629377508     9170   432326 SH       DEFINED 01           432326        0        0
  PEPSICO INC                    COM              713448108    17951   290000 SH       DEFINED 01           290000        0        0
  PRUDENTIAL FINANCIAL           COM              744320102    22704   484504 SH       DEFINED 01           484504        0        0
  QUALCOMM                       COM              747525103    13791   283600 SH       DEFINED 01           283600        0        0
  ROYAL DUTCH SHELL              ADS              780259206    24571   399400 SH       DEFINED 01           399400        0        0
  TRANSOCEAN LTD                 COM              H8817H100    13129   275000 SH       DEFINED 01           275000        0        0
  STATE STREET CORP              COM              857477103    10291   320000 SH       DEFINED 01           320000        0        0
  SUNCOR ENERGY INC              COM              867224107    13865   545000 SH       DEFINED 01           545000        0        0
  TEVA PHARMA ADR                ADS              881624209    23821   640000 SH       DEFINED 01           640000        0        0
  WEATHERFORD INT LTD            COM              H27013103    15507  1270000 SH       DEFINED 01          1270000        0        0

S REPORT SUMMARY             27     DATA RECORDS          469433                1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED